PIONEER TAX-FREE INCOME FUND
                                 60 State Street
                                Boston, MA 02109


                                                          May 4, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Tax-Free Income Fund (the "Fund")
              File Nos. 2-57653 and 811-07597
              CIK No. 0000202679

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 37 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000202679-98-000007) on April 29, 1998.

              If you have any questions about this certification, please contact me at (617) 742-7825 (collect).
                                                          Very truly yours,


                                                         /s/ Patricia M. Ballard
                                                          Patricia M. Ballard

     cc:      Ms. Tracey Howard
              Mr. Joseph P. Barri
              Mr. Mark Goshko
              Mr. Charles F. McCain

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Pioneering Management Corporation            Pioneer Capital Corporation
Pioneer Funds Distributor, Inc.              Teberebie Goldfields Limited
Pioneering Services Corporation              Pioneer Metals and Technology, Inc.